Loans and Financing - Summary of Loans and Financing (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 91,000	$ 3,647,600	$ 4,198,300	$ 3,759,900
Current portion	14,900	179,300
Non-current portion	76,100	3,468,400
Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 43,100	286,500
2027 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
Loans and financing	$ 0	2,941,800
2027 [member] | Bottom of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.05%
Borrowing effective interest rate	5.15%
2027 [member] | Top of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	6.38%
Borrowing effective interest rate	6.74%
2030 [member] | Working capital one [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2030
Loans and financing	$ 0	124,100
2030 [member] | Bottom of range [member] | Working capital one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	3.07%
Borrowing effective interest rate	3.11%
2030 [member] | Top of range [member] | Working capital one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.87%
Borrowing effective interest rate	5.87%
2021 [member] | Working capital two [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate	Libor 6M + 2.60%
Borrowings contractual interest rate	2.60%
Effective interest rate	Libor 6M + 2.60%
Borrowing effective interest rate	2.60%
2021 [member] | Working capital two [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2021
Loans and financing	$ 0	219,800
2026 [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	0.00%
Borrowing effective interest rate	0.00%
2026 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2026
Loans and financing	$ 0	19,600
2037 [member] | Property, plant and equipment [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.90%
Borrowing effective interest rate	1.90%
2037 [member] | Property, plant and equipment [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2037
Loans and financing	$ 47,900	55,800
2024 [member] | Finance leasing [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate	Libor 1M + 2.44% a 2.5%
Effective interest rate	Libor 1M + 2.44% a 2.5%
2024 [member] | Finance leasing [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2024
Loans and financing	$ 47,900	3,361,100
2024 [member] | Bottom of range [member] | Finance leasing [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	2.44%
Borrowing effective interest rate	2.44%
2024 [member] | Top of range [member] | Finance leasing [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	2.50%
Borrowing effective interest rate	2.50%
2023 [member] | Project development [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	3.50%
Borrowing effective interest rate	3.50%
2023 [member] | Project development [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2023
Loans and financing	$ 43,100	248,000
2022 [member] | Project development [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate	TJLP + 0.00% to 6.00%
Effective interest rate	TJLP + 0.00% to 6.00%
2022 [member] | Project development [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2022
2022 [member] | Bottom of range [member] | Project development [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	0.00%
Borrowing effective interest rate	0.00%
2022 [member] | Top of range [member] | Project development [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	6.00%
Borrowing effective interest rate	6.00%
2019 [member] | Export Credit Note [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	11.00%
Borrowing effective interest rate	11.00%
2019 [member] | Top of range [member] | Export Credit Note [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2019
Loans and financing	$ 0	$ 38,500